Material Accounting Policy Information	12 Months Ended
Mar. 31, 2026
Significant Accounting Policies [Abstract]
Material Accounting Policy Information [Text Block]

2. Material Accounting Policy Information

(a) Basis of presentation

Statement of Compliance with IFRS

These consolidated financial statements, including comparatives, have been prepared using accounting policies consistent with IFRS Accounting Standards as issued by the International Accounting Standards Board ("IASB") (collectively "IFRS Accounting Standards"). These consolidated financial statements are presented on a historical cost basis, except for financial instruments classified as financial instruments at fair value through profit or loss, in U.S. dollars. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting,except for cash flow information. The preparation of these consolidated financial statements in compliance with IFRS Accounting Standards requires management to make certain critical accounting estimates. It also requires management to exercise judgement in applying the Company's accounting policies.

(b) Basis of consolidation

These consolidated financial statements include the accounts of the Company and all of its wholly-owned subsidiaries:

Name of	Country of	Ownership	Ownership	Principal
Subsidiary	Incorporation	31-Mar-26	31-Mar-25	Activity
GP GreenPower Industries Inc.	Canada	100%	100%	Holding company
GreenPower Motor Company, Inc.	United States	100%	100%	Electric bus manufacturing and distribution
0939181 BC Ltd.	Canada	100%	100%	Electric bus sales and leasing
San Joaquin Valley Equipment Leasing, Inc.	United States	100%	100%	Electric bus leasing
0999314 BC Ltd.	Canada	100%	100%	Inactive
Electric Vehicle Logistics Inc.	United States	100%	100%	Vehicle Transportation
GreenPower Manufacturing WV Inc.	United States	100%	100%	Electric bus manufacturing and distribution
GP Truck Body Inc.	United States	100%	100%	Truck body manufacturing
Gerui New Energy Vehicle (Nanjing) Co., Ltd.	China	100%	100%	Electric bus manufacturing and distribution
EA Green-Power Private Ltd.	India	100%	100%	Electric bus manufacturing and distribution

All intercompany balances, transactions, revenues and expenses are eliminated upon consolidation. Certain information and note disclosures which are considered material to the understanding of the Company's consolidated financial statements are provided below.

Subsidiaries are consolidated from the date of acquisition, being the date on which the Company obtains control. The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies.

(c) Financial instruments

Classification

IFRS 9 requires a company to classify its financial instruments based on the way they are measured, into one of three categories: Amortized Cost, Fair Value Through Profit and Loss ("FVTPL"), and Fair Value through Other Comprehensive Income ("FVOCI"). In determining the appropriate category for financial assets, a company must consider whether it intends to hold the financial assets and collect the contractual cash flows or to collect the cash flows and sell financial assets (the "business model test") andwhether the contractual cash flows of an asset are solely payments of principal and interest (the "SPPI test").

All of the Company's financial instruments, initially recognized at fair value, are subsequently measured at amortized cost using the effective interest method.

Financial liabilities classified as FVTPL are measured at fair value with unrealized gains and losses recognized through the Consolidated Statements of Operations. The Company has a Series A preferred shares liability classified as FVTPL as at March 31, 2026. The Company did not have any liabilities classified as FVTPL as at March 31, 2025.

Certain debt instrument assets must be classified as FVOCI unless the option to FVTPL is taken and the FVOCI classification is an election for equity assets. The Company did not have any debt or equity assets classified as FVOCI as at March 31, 2026 and March 31, 2025.

Measurement

GreenPower initially measures its financial instruments at fair value and subsequently at amortized cost using the effective interest method. Transaction costs are included in the initial fair value measurement of the financial instruments, and the Company incorporates the expected credit loss in financial assets on a forward-looking basis.

Impairment

The Company assesses on a forward-looking basis the expected credit loss associated with financial assets measured at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk. For trade receivables, the Company applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the receivables, which is recorded as an allowance for credit losses. Losses are recognized in profit or loss and reflected in an allowance account against receivables. When a subsequent event causes the amount of impairment loss to decrease, the decrease in impairment loss is reversed through profit or loss. Lifetime expected losses will be recognized on financial assets for which there is a significant increase in credit risk after initial recognition.

During the year ended March 31, 2026 the Company recognized an impairment of $nil on finance lease receivables (2025 - $nil, 2024 - $423,267).

(d) Cash and cash equivalents

Cash and cash equivalents usually consist of highly liquid investments which are readily convertible into cash with maturity of three months or less and are subject to an insignificant risk of change in value. As at March 31, 2026 and March 31, 2025 the Company had no cash equivalents.

(e) Revenue recognition

The majority of the Company's contracts have a single performance obligation, which is the delivery of goods, including electric vehicles, vehicle parts, and completed truck bodies. The Company recognizes revenue from these contracts with customers when a customer obtains control of the goods or services, and the Company satisfies its performance obligation to customers in exchange for consideration the Company expects to receive, net of discounts and taxes. Revenue for these contracts is allocated to the single performance obligation, which is the transfer of the asset, including vehicles, vehicle parts, and completed truck bodies. Payment terms vary by customer, and the range of payment terms can vary between requiring complete payment up front, deposits, payment on receipt, or net terms of 30 days or longer in exceptional circumstances. The Company is a lessor under certain lease contracts involving GreenPower all-electric vehicles. The recognition of lease revenue is discussed in note 2. (p).

During the year ended March 31, 2026, the Company entered into a contract with the state of New Mexico, under which the Company received an upfront payment from the state and will receive monthly payments over a 24-month period, with payments totaling $5.35 million. Under the terms of the contract, Greenpower has performance obligations to both deliver goods and to provide services. Revenue from the delivery of goods will be recognized at the point in time that the goods are delivered, and the revenue from providing services will be recognized over the period of time that GreenPower provides the services.

When the period between the receipt of consideration and revenue recognition is greater than one year, the Company determines whether the financing component is significant to the contract. Where a contract is determined to have a significant financing component, the transaction price is adjusted to reflect the financing. The discount rate used in adjusting the promised amount of consideration is the rate that would be reflected in a separate financing transaction between the Company and the customer at contract inception.

(f) Warranty

GreenPower provides its customers with a warranty on its vehicles which typically have a term of five years. Management estimates the related provision for future warranty claims based on historical warranty claim information as well as recent trends that might suggest past cost information may differ from future claims. The warranty expense provision is booked as a percentage of revenue, which creates a Warranty liability from which actual disbursements are deducted as incurred.

(g) Impairment of long-lived assets

At the end of each reporting period, the Company's assets are reviewed to determine whether there is any indication that those assets may be impaired. If such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment, if any. The recoverable amount is the higher of fair value less costs to sell and value in use. Fair value is determined as the amount that would be obtained from the sale of the asset in an arm's length transaction between knowledgeable and willing parties. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount and the impairment loss is recognized in the Consolidated Statements of Operations for the period. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the cash generating unit to which the asset belongs.

(h) Foreign currency translation

The consolidated entities and their respective functional currencies are as follows:

Entity	Functional Currency
GreenPower Motor Company Inc. (parent)	U.S. Dollar
GP GreenPower Industries Inc.	Canadian Dollar
GreenPower Motor Company, Inc.	U.S. Dollar
0939181 BC Ltd.	Canadian Dollar
San Joaquin Valley Equipment Leasing, Inc.	U.S. Dollar
0999314 B.C. Ltd.	Canadian Dollar
Electric Vehicle Logistics Inc.	U.S. Dollar
GreenPower Manufacturing WV Inc.	U.S. Dollar
GP Truck Body Inc.	U.S. Dollar
EA GreenPower Private Ltd.	U.S. Dollar
Gerui New Energy Vehicle (Nanjing) Co. Ltd.	RMB

Translation to functional currency

Foreign currency transactions are translated into the functional currency using exchange rates in effect at the date ofthe transaction. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the exchange rate in effect at the measurement date. Non-monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the historical exchange rate or the exchange rate in effect at the measurement date for items recognized at FVTPL. Gains and losses arising from foreign exchange are included in the Consolidated Statements of Operations.

Translation to presentation currency

The results and financial position of those entities with a functional currency different from the presentation currency are translated into the presentation currency as follows:

- assets and liabilities are translated at the closing rate at the date of the Statements of Financial Position;

- income and expenses are translated at average exchange rates; and

- all resulting exchange differences are recognized in accumulated other comprehensive income/loss.

(i) Inventory

Vehicle inventory is recorded at the lower of average cost and net realizable value with cost determined by vehicle model in accordance with standard input costs which are reviewed and updated over time based on actual costs. Parts inventory is valued at the lower of cost and net realizable value, where cost is determined using First in First Out (FIFO) for parts inventory. WIP inventory is valued based on actual costs to bring the WIP to its current state of completion. The Company's inventory consists of work in process (including electric vehicles and truck bodies), parts, and finished goods. In determining net realizable value for new vehicles, the Company considers the cost, the average age of the vehicles, and recent sales of the same or similar models from inventory. For used vehicles, the Company considers the value of new inventory and compares this to the age and condition of used inventory, as well as sales (including leases) of same or similar used inventory, where available. When a vehicle in inventory is used for demonstration purposes it is transferred to property and equipment at the lesser of net book value and net realizable value.

(j) Property, plant, and equipment

Property, plant and equipment ("PPE") are carried at cost, less accumulated depreciation and accumulated impairment losses. The cost of an item of PPE consists of the purchase price, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use and an initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located. Depreciation is provided at rates calculated to write off the cost of PPE, less their estimated residual value, using the following rates/estimated lives and methods:

Computers	3 years, straight line method
Furniture	7 years, straight line method
Automobiles	5-10 years, straight line method
Demonstration Electric Vehicles	5-12 years, straight line method
Tools and equipment	3 years, straight line method
Leasehold improvements	Straight line over the lesser of the term of the lease or economic life

(k) Loss per share

The Company presents basic and diluted loss per share data for its common shares, calculated by dividing the loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period. Diluted loss per share does not adjust the loss attributable to common shareholders or the weighted average number of common shares outstanding when the effect is anti- dilutive. GreenPower's loss per common share, excludes stock options (Note 16) from the calculation of diluted EPS for each period, as their effect would be anti-dilutive.

(l) Share capital

Common shares are classified as equity. Finder's fees and other related share issue costs, such as legal, regulatory, and printing, on the issue of the Company's shares are charged directly to share capital, net of any tax effects.

(m) Share-based payment transactions

The Company grants share-based awards to certain officers, employees, directors and other eligible persons. The fair value of the equity-settled awards is determined at the date of the grant. The movement in cumulative expense is recognized in the Consolidated Statements of Operations, with a corresponding entry against the related equity settled share-based payments reserve account over the vesting period. No expense is recognized for awards that do not ultimately vest. If the awards expire unexercised, the related amount remains in share-option reserve.

(n) Government grants and vouchers

Government vouchers are recognized in revenue when there is reasonable assurance that the voucher will be received and the Company will comply with all required conditions. Those vouchers without specified future performance conditions are recognized in income when the voucher proceeds are receivable. A grant that imposes specified future performance conditions is recognized in income when those conditions are met.

(o) Provisions and contingent liabilities

Provisions are recognized when present obligations as a result of a past event will probably lead to an outflow of economic resources from the Company and amounts can be estimated reliably. Timing or amount of the outflow may still be uncertain. Provisions are measured at the estimated expenditure required to settle the present obligation, based on the most reliable evidence available at the reporting date, including the risks and uncertainties associated with the present obligation. Provisions are discounted when the time value of money is significant.

(p) Leases Definition of a lease

At inception of a contract, the Company assesses whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company has elected to apply the practical expedient to account for leases for which the lease term ends within 12 months of the date of initial application and leases of low value assets as short-term leases. The lease payments associated with these leases are recognized as expenses on a straight-line basis over the lease term.

As a lessee

The Company recognizes a right of use asset and a lease liability at the lease commencement date. The right of use asset is initially measured at cost, based on the initial amount of the lease liability. The assets are depreciated to the earlier of the end of the useful life of the right of use asset or the lease term using the straight-line method as this most closely reflects the expected pattern of consumption of the future economic benefits. The lease term includes periods covered by an option to extend if the Company is reasonably certain to exercise that option. The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, at the Company's incremental borrowing rate.

As a lessor

When the Company acts as a lessor, it determines at lease inception whether each lease is a finance lease or an operating lease.

To classify each lease, the Company makes an overall assessment of whether the lease transfers substantially all of the risks and rewards incidental to ownership of the underlying asset. If this is the case, then the lease is a finance lease; if not, then it is an operating lease.

Amounts due from lessees under finance leases are recorded as finance lease receivables at the amount of the Company's net investment in the leases. Finance lease income is recognized as revenue by allocating the lease income to accounting periods so as to reflect a constant periodic rate of return on the Company's net investment in the lease. The Company recognizes lease payments received under operating leases as income on a straight-line basis over the lease term, included in Revenue in the consolidated statements of operations and comprehensive loss.

(q) Adoption of accounting standards

Certain new accounting standards have been published by the IASB that are effective for annual reporting periods beginning on or after January 1, 2025. These changes were reviewed by management and did not cause a significant or material change to the Company's financial statements.

(r) Future accounting pronouncements

Certain new accounting standards have been published by the IASB that are not mandatory for the March 31, 2026 reporting period, as summarized in the following table:

Mandatorily effective for periods beginning on or after January 1, 2026	Mandatorily effective for periods beginning on or after January 1, 2027
IFRS 7 and IFRS 9 - Amendments to the Classification and measurement of Financial Instruments (effective Jan 1, 2026)	IFRS 18 - Presentation and Disclosure in Financial Statements (effective Jan 1, 2027)
IFRS 1, IFRS 7, IFRS 9, IFRS 10, IAS 7 - Annual improvements to IFRS accounting standards (effective Jan 1, 2026)	IFRS 19 - Subsidiaries without Public Disclosures (effective Jan 1, 2027)
IFRS 7 and IFRS 9 - Contracts referencing nature-dependent electricity (effective Jan 1, 2026)	IAS 21 The Effects of Changes in Foreign Exchange Rates (Future developments in chapter 2.10) (effective Jan 1, 2027)

The Company has reviewed new and revised accounting pronouncements that have been issued but are not yet effective. The Company has not early adopted any of these standards and is currently evaluating the impact, if any, that these standards might have on its consolidated financial statements.